Financial instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Non-derivative financial instruments and leniency agreement
Book value financial assets	R$ 3,775,093	R$ 6,701,864
Fair value financial assets	3,775,093	6,701,864
Cash and cash equivalents | Cash and banks
Non-derivative financial instruments and leniency agreement
Book value financial assets	1,428,766	2,178,611
Fair value financial assets	1,428,766	2,178,611
Cash and cash equivalents | Financial investments in Brazil | Loans and receivables
Non-derivative financial instruments and leniency agreement
Book value financial assets	1,706,784	2,914,685
Fair value financial assets	1,706,784	2,914,685
Cash and cash equivalents | Financial investments abroad | Held-for-trading | Level 2
Non-derivative financial instruments and leniency agreement
Book value financial assets	639,543	1,608,568
Fair value financial assets	639,543	1,608,568
Financial investments
Non-derivative financial instruments and leniency agreement
Book value financial assets	2,297,244	1,190,483
Fair value financial assets	2,297,244	1,190,483
Financial investments | Loans and receivables | Level 2 | Time deposit investments
Non-derivative financial instruments and leniency agreement
Book value financial assets	440,616	434,015
Fair value financial assets	440,616	434,015
Financial investments | Held-for-trading | Level 2 | Letras financeiras do tesouro - LFT
Non-derivative financial instruments and leniency agreement
Book value financial assets	1,816,889	755,712
Fair value financial assets	1,816,889	755,712
Financial investments | Held-for-trading | Level 2 | Other
Non-derivative financial instruments and leniency agreement
Book value financial assets	39,739	756
Fair value financial assets	39,739	756
Trade accounts receivable | Loans and receivables
Non-derivative financial instruments and leniency agreement
Book value financial assets	3,318,692	1,704,373
Fair value financial assets	3,318,692	1,704,373
Trade payables | Other financial liabilities
Non-derivative financial instruments and leniency agreement
Book value financial liabilities	5,058,796	6,746,822
Fair value financial liabilities	5,058,796	6,746,822
Borrowings | Other financial liabilities
Non-derivative financial instruments and leniency agreement
Book value financial liabilities	23,652,009	23,542,482
Fair value financial liabilities	24,499,048	20,522,642
Borrowings | Other financial liabilities | Level 2 | Foreign currency - other borrowings
Non-derivative financial instruments and leniency agreement
Book value financial liabilities	2,344,649	4,159,341
Fair value financial liabilities	2,228,608	4,020,769
Borrowings | Other financial liabilities | Level 2 | Local currency
Non-derivative financial instruments and leniency agreement
Book value financial liabilities	1,224,772	5,166,602
Fair value financial liabilities	1,039,873	3,991,892
Borrowings | Other financial liabilities | Level 1 | Foreign currency - Bond
Non-derivative financial instruments and leniency agreement
Book value financial liabilities	20,082,588	14,216,539
Fair value financial liabilities	21,230,567	12,509,981
Braskem Idesa borrowings | Other financial liabilities | Level 2
Non-derivative financial instruments and leniency agreement
Book value financial liabilities	9,784,388	10,541,948
Fair value financial liabilities	8,675,711	9,322,409
Debentures | Other financial liabilities | Level 2
Non-derivative financial instruments and leniency agreement
Book value financial liabilities	313,324
Fair value financial liabilities	313,324
Loan ton non-controlling shareholder of Braskem Idesa | Other financial liabilities
Non-derivative financial instruments and leniency agreement
Book value financial liabilities	1,756,600	1,620,519
Fair value financial liabilities	1,756,600	1,620,519
Leniency agreement
Non-derivative financial instruments and leniency agreement
Book value financial liabilities	2,004,590	2,853,230
Fair value financial liabilities	R$ 2,004,590	2,853,230
Other payables (BNDESPAR) | Other financial liabilities
Non-derivative financial instruments and leniency agreement
Book value financial liabilities		176,846
Fair value financial liabilities		R$ 176,846